SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Mar. 31, 2011
SUPPLEMENTAL CASH FLOW INFORMATION

20. SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental information related to the Consolidated Statements of Cash Flows is as follows:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Cash paid during the year:
Interest	¥648	¥2,675	¥1,637
Income taxes	51,927	20,988	34,994
Non-cash investing and financing activities:
Obtaining assets by entering into capital lease	¥1,676	¥1,557	¥1,003
Acquisitions of businesses:
Fair value of assets acquired	¥180,951	¥8,036	¥2,475
Fair value of liabilities assumed	(118,694)	(1,780)	(608)
Noncontrolling interests	(32)	(985)	—
Cash acquired	(14,784)	(942)	(422)

Subtotal	47,441	4,329	1,445

Additional payment for acquisitions of businesses in the past years	71	386	136

Total	¥47,512	¥4,715	¥1,581